CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011
ASSETS
Cash and cash equivalents	$ 5,953	$ 6,895	$ 7,336
Short-term investments		0	3,385
Total cash, cash equivalents and short-term investments		6,895	10,721
Accounts receivable, net of allowance for doubtful accounts	1,961	2,847	2,659
Inventory	298	376	188
Prepaid expenses and other current assets	471	309	297
Total current assets	8,683	10,427	13,865
Property and equipment, net	1,386	1,521	1,320
Intangible assets, net		0	110
Other assets	82	76	56
Total assets	10,151	12,024	15,351
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	951	1,260	2,228
Accrued expenses	1,775	2,879	2,156
Deferred revenue	1,274	1,306	1,009
Current portion of long term debt	1,501	2,948	1,973
Total current liabilities	5,501	8,393	7,366
Long term liabilities	1,044	1,634	126
Commitments and Contingencies
Stockholders' equity:
Convertible preferred stock, $0.001 par value, 25,000,000 shares authorized, 0 and 4,231,154 shares issued and outstanding, respectively	4	0
Common stock value	12	12	11
Additional paid-in capital	214,104	204,582	199,750
Accumulated other comprehensive loss	(43)	(39)	(40)
Accumulated deficit	(210,471)	(202,558)	(191,862)
Total stockholders' equity	3,606	1,997	7,859
Total liabilities and stockholders' equity	$ 10,151	$ 12,024	$ 15,351